UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21877
Oppenheimer Rochester Arizona Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  March 31
Date of reporting period:  09/30/2009

Item 1.  Reports to Stockholders.

Item 1. Reports to Stockholders.

September 30, 2009

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer

Rochester™ Arizona Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Technology allows investors to be more informed than ever, but it doesn't change our advice to shareholders: Invest for the long term and let tax-free income compound over time."

—**Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

General Obligation	29.5%
Water Utilities	8.3
Special Assessment	7.9
Hospital/Health Care	6.8
Sewer Utilities	5.8
Tobacco—Master Settlement Agreement	5.6
Education	5.5
Gas Utilities	5.2
Tax Increment Financing (TIF)	3.3
Municipal Leases	2.1
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation

AAA	1.9%
AA	5.4
A	7.6
BBB	69.1
BB or lower	16.0
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 57.51% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Arizona Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, Fund summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
17 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,357.90	$5.80
Class B	1,000.00	1,351.50	10.41
Class C	1,000.00	1,351.60	10.24

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.16	4.97
Class B	1,000.00	1,016.24	8.93
Class C	1,000.00	1,016.39	8.78
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.98%
Class B	1.76
Class C	1.73
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—102.0%
Arizona—76.9%
$200,000	Apache County, AZ IDA (Tucson Electric Power Company)[1]	5.850%	03/01/2028	$200,028
20,000	AZ Health Facilities Authority (Northern Arizona Healthcare)[1]	5.250	10/01/2016	20,022
25,000	AZ Pronghorn Ranch Community Facilities District[1]	7.000	07/15/2027	24,111
15,000	AZ State University COP (Downtown Campus/Mercado)[1]	5.625	07/01/2015	15,058
15,000	AZ State University COP (Downtown Campus/Mercado)[1]	5.750	07/01/2017	15,060
80,000	AZ Student Loan Acquisition Authority[1]	5.600	05/01/2013	81,761
145,000	AZ Student Loan Acquisition Authority[1]	5.750	05/01/2015	148,141
85,000	AZ Student Loan Acquisition Authority[1]	5.900	05/01/2024	86,483
335,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[1]	7.000	12/01/2015	352,206
90,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[1]	7.000	12/01/2017	92,692
300,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	222,954
325,000	Centerra, AZ Community Facilities District[1]	6.625	07/15/2032	291,197
8,125	Central AZ Irrigation & Drain District[1]	6.000	06/01/2016	8,124
60,000	Chandler, AZ Street & Highway[1]	5.375	07/01/2014	60,207
20,000	Cochise County, AZ IDA (Sierra Vista Community Hospital)[1]	6.750	12/01/2026	20,071
10,000	Cochise County, AZ Unified School District No. 21 (St. David)[1]	5.000	07/01/2017	10,029
45,000	Coconino County, AZ Pollution Control (Tucson Electric Power Company)[1]	7.125	10/01/2032	45,026
660,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	613,694
1,000,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	926,502
1,000,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	817,220
524,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.550	07/01/2022	411,854
464,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.700	07/01/2027	340,544
505,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.800	07/01/2032	353,652
95,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2026	74,063
95,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2032	68,443
195,000	Festival Ranch, AZ Community Facilities District[1]	5.300	07/15/2031	148,083
F1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$250,000	Festival Ranch, AZ Community Facilities District[1]	5.800%	07/15/2032	$201,803
40,000	Gila County, AZ IDA (Cobre Valley Community Hospital)[1]	6.100	12/01/2025	36,435
200,000	Gilbert, AZ Improvement District No. 20[1]	5.100	01/01/2027	211,642
675,000	Gilbert, AZ Improvement District No. 20[1]	5.100	01/01/2028	709,911
260,000	Gladden Farms, AZ Community Facilities District[1]	5.350	07/15/2027	208,590
500,000	Gladden Farms, AZ Community Facilities District[1]	5.450	07/15/2032	384,770
25,000	Gladden Farms, AZ Community Facilities District[1]	6.375	07/15/2025	22,981
225,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	199,584
270,000	Maricopa County & Phoenix, AZ IDA (Single Family)[1]	5.800	07/01/2040	282,644
60,000	Maricopa County, AZ IDA (Catholic Healthcare)[1]	5.000	07/01/2021	60,211
30,000	Maricopa County, AZ IDA (Chaparral City Water Company)[1]	5.300	12/01/2022	30,130
285,000	Maricopa County, AZ IDA (Citizens Utilities Company)[1]	6.200	05/01/2030	266,777
10,000	Maricopa County, AZ IDA (Pennington Gardens)[1]	5.100	09/20/2019	10,312
525,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	458,735
25,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.850	07/01/2019	21,193
220,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.900	07/01/2029	164,657
600,000	Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)[1]	6.000	07/01/2021	600,570
10,000	Maricopa County, AZ Pollution Control (El Paso Electric Company)[1]	7.250	02/01/2040	11,381
25,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	6.300	12/01/2026	25,008
455,000	Marley Park, AZ Community Facilities District[1]	6.000	07/15/2026	388,825
685,000	Marley Park, AZ Community Facilities District[1]	6.100	07/15/2032	559,220
1,750,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	7.400	07/15/2033	1,657,548
25,000	Mesa, AZ IDA (Arizona State University East/Maricopa College)[1]	6.000	07/01/2021	24,831
60,000	Mesa, AZ IDA (Mesa Student Hsg.)[1]	6.000	07/01/2025	58,211
600,000	Mesa, AZ IDA (Mesa Student Hsg.)[1]	6.000	07/01/2032	561,846
60,000	Mesa, AZ IDA (Mesa Student Hsg.)[1]	6.000	07/01/2032	56,185
60,000	Mesa, AZ IDA (Mesa Student Hsg.)[1]	6.250	07/01/2032	57,947
185,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	208,155
25,000	Mohave County, AZ IDA Community College[1]	5.500	03/01/2015	25,408
500,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	392,375
F2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$50,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350%		07/15/2031	$37,169
20,000	Phoenix, AZ Hsg. Finance Corp.[1]	6.900		01/01/2023	20,036
150,000	Phoenix, AZ IDA (Crossroads Apartments)[1]	5.200		12/15/2021	150,084
350,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250		07/01/2036	300,465
1,000,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.875		11/01/2037	688,760
25,000	Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)[1]	5.500		12/01/2011	25,136
40,000	Phoenix, AZ Street & Highway[1]	6.100		07/01/2011	40,178
170,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500		07/01/2023	156,361
10,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750		07/01/2031	9,116
500,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500		07/01/2037	393,995
15,000	Pima County, AZ IDA (Charter Schools)[1]	6.375		07/01/2031	13,050
250,000	Pima County, AZ IDA (Charter Schools)	8.500		07/01/2039	269,540
175,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050		01/01/2037	156,461
850,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375		06/01/2036	689,469
125,000	Pima County, AZ IDA (Horizon Community Learning Center)[1]	5.250		06/01/2035	101,229
170,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750		07/01/2031	154,965
275,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375		07/01/2039	290,249
15,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.500		07/01/2033	9,340
35,000	Pima County, AZ IDA (Single Family Mtg.)	5.786	[2]	11/01/2034	7,925
125,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750		12/01/2037	99,606
150,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000		06/01/2037	110,063
1,015,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	7.250		07/15/2010	1,020,643
150,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750		12/01/2032	130,331
2,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550		12/01/2037	1,926,260
1,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	7.500		12/01/2038	1,012,250
500,000	Prescott Valley, AZ Southside Community Facilities District No. 1[1]	7.250		07/01/2032	455,815
1,000,000	Quailwood Meadows, AZ Community Facilities District[1]	6.000		07/15/2022	908,410
850,000	Quailwood Meadows, AZ Community Facilities District[1]	6.125		07/15/2029	721,837
1,135,000	Salt Verde, AZ Financial Corp.[1]	5.250		12/01/2028	1,145,873
1,000,000	Show Low Bluff, AZ Community Facilities District[1]	5.600		07/01/2031	748,540
455,000	Show Low Bluff, AZ Community Facilities District[1]	5.875		07/15/2032	350,796
F3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$2,000,000	Tartesso West, AZ Community Facilities District[1]	5.900%		07/15/2032	$1,635,940
15,000	Tempe, AZ Improvement Bonds (Improvement District No. 170)[1]	6.875		01/01/2011	15,121
155,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.000		07/01/2021	157,213
90,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000		01/01/2039	85,924
5,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)[1]	5.000		01/01/2015	5,009
15,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)[1]	5.000		01/01/2018	15,019
50,000	University Arizona Medical Center Corp. (University Medical Center)[1]	5.000		07/01/2033	46,829
225,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	205,943
10,000	Via Linda, AZ Road Community Facilities District Scottsdale[1]	5.650		07/15/2018	9,373
225,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	231,167
975,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	735,257
180,000	Westpark, AZ Community Facilities District[1]	5.300		07/15/2022	154,395
1,535,000	Westpark, AZ Community Facilities District[1]	5.450		07/15/2032	1,181,244
300,000	Yuma County, AZ IDA (Water & Sewer)	6.375		12/01/2037	239,964
100,000	Yuma County, AZ IDA (Water & Sewer)[1]	6.500		12/01/2017	98,690
50,000	Yuma County, AZ Jail District[1]	5.250		07/01/2012	50,148

					30,356,298
U.S. Possessions—25.1%
200,000	Guam GO1	6.750		11/15/2029	218,708
300,000	Guam GO1	7.000		11/15/2039	331,365
6,778,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	11.002	[2]	06/01/2057	107,228
850,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	888,131
1,275,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	1,322,277
620,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	620,031
15,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	13,434
33,225,000	Puerto Rico Children’s Trust Fund (TASC)	6.723	[2]	05/15/2050	1,325,013
12,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.101	[2]	05/15/2055	247,560
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	252,220
250,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	233,433
125,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	128,205
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	392,004
1,165,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,066,057
25,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	24,293
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	223,820
F4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$515,000	Puerto Rico Port Authority (American Airlines), Series A	6.250%	06/01/2026	$394,670
500,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2031	572,845
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	545,460
300,000	University of Puerto Rico, Series P1	5.000	06/01/2019	305,598
500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	465,380
140,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125	07/01/2022	143,744
95,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2018	95,534

				9,917,010
Total Investments, at Value (Cost $44,007,088)—102.0%				40,273,308
Liabilities in Excess of Other Assets—(2.0)				(791,097)

Net Assets—100.0%				$39,482,211

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$—	$30,356,298	$—	$30,356,298
U.S. Possessions	—	9,917,010	—	9,917,010

Total Assets	$—	$40,273,308	$—	$40,273,308

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2009

Assets
Investments, at value (cost $44,007,088)—see accompanying statement of investments	$40,273,308
Cash	156,344
Receivables and other assets:
Interest	686,730
Shares of beneficial interest sold	683,439
Investments sold	30,000
Other	3,151

Total assets	41,832,972

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 5)	2,000,000
Investments purchased	247,553
Dividends	44,525
Distribution and service plan fees	12,727
Shareholder communications	5,038
Trustees’ compensation	1,788
Transfer and shareholder servicing agent fees	1,181
Interest expense on borrowings	883
Shares of beneficial interest redeemed	563
Other	36,503

Total liabilities	2,350,761

Net Assets	$39,482,211

Composition of Net Assets
Par value of shares of beneficial interest	$3,626
Additional paid-in capital	47,443,368
Accumulated net investment income	666,317
Accumulated net realized loss on investments	(4,897,320)
Net unrealized depreciation on investments	(3,733,780)

Net Assets	$39,482,211

F7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $31,079,245 and 2,853,997 shares of beneficial interest outstanding)	$10.89
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.43

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $851,023 and 78,221 shares of beneficial interest outstanding)	$10.88

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,551,943 and 693,874 shares of beneficial interest outstanding)	$10.88
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2009

Investment Income
Interest	$1,307,693

Expenses
Management fees	80,130
Distribution and service plan fees:
Class A	17,743
Class B	1,792
Class C	22,383
Transfer and shareholder servicing agent fees:
Class A	4,699
Class B	306
Class C	1,527
Shareholder communications:
Class A	6,663
Class B	424
Class C	2,266
Borrowing fees	45,189
Legal, auditing and other professional fees	23,385
Interest expense on borrowings	11,776
Trustees’ compensation	539
Custodian fees and expenses	158
Other	3,197

Total expenses	222,177
Less waivers and reimbursements of expenses	(60,589)

Net expenses	161,588

Net Investment Income	1,146,105

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,170,853)
Net change in unrealized depreciation on investments	9,658,159

Net Increase in Net Assets Resulting from Operations	$9,633,411

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	March 31,
	September 30, 2009	2009

Operations
Net investment income	$1,146,105	$2,259,830
Net realized loss	(1,170,853)	(2,869,714)
Net change in unrealized depreciation	9,658,159	(9,126,833)

Net increase (decrease) in net assets resulting from operations	9,633,411	(9,736,717)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(907,129)	(1,714,845)
Class B	(11,777)	(16,357)
Class C	(148,421)	(251,998)

	(1,067,327)	(1,983,200)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	3,035,739	2,534,552
Class B	474,435	188,689
Class C	2,349,041	1,690,171

	5,859,215	4,413,412

Net Assets
Total increase (decrease)	14,425,299	(7,306,505)
Beginning of period	25,056,912	32,363,417

End of period (including accumulated net investment income of $666,317 and $587,539, respectively)	$39,482,211	$25,056,912

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$9,633,411
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(4,456,030)
Proceeds from disposition of investment securities	154,533
Short-term investment securities, net	928,330
Premium amortization	21,146
Discount accretion	(106,880)
Net realized loss on investments	1,170,853
Net change in unrealized appreciation on investments	(9,658,159)
Increase in interest receivable	(70,953)
Decrease in receivable for securities sold	5,050
Decrease in other assets	2,798
Increase in payable for securities purchased	88,355
Decrease in payable for accrued expenses	(17,239)

Net cash used in operating activities	(2,304,785)

Cash Flows from Financing Activities
Proceeds from bank borrowings	8,300,000
Payments on bank borrowings	(10,600,000)
Proceeds from shares sold	9,868,302
Payments on shares redeemed	(5,041,686)
Cash distributions paid	(601,918)

Net cash provided by financing activities	1,924,698

Net decrease in cash	(380,087)
Cash, beginning balance	536,431

Cash, ending balance	$156,344

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $463,183.
Cash paid for interest on bank borrowings—$13,598.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.32	$12.23	$14.30	$13.80

Income (loss) from investment operations:
Net investment income[2]	.36	.78	.82	.37
Net realized and unrealized gain (loss)	2.55	(4.01)	(2.23)	.39

Total from investment operations	2.91	(3.23)	(1.41)	.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.68)	(.66)	(.26)

Net asset value, end of period	$10.89	$8.32	$12.23	$14.30

Total Return, at Net Asset Value[3]	35.79%	(27.14)%	(10.15)%	5.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,079	$21,065	$28,388	$10,308

Average net assets (in thousands)	$24,289	$26,349	$22,842	$6,676

Ratios to average net assets:[4]
Net investment income	7.99%	7.40%	6.15%	5.52%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.98%	0.99%	0.98%	2.60%
Interest and fees from borrowings	0.39%	0.70%	1.06%	0.28%
Interest and fees on short-term floating rate notes issued[5]	—	0.26%	0.59%	0.14%

Total expenses	1.37%	1.95%	2.63%	3.02%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	0.98%	1.06%	1.39%	0.94%

Portfolio turnover rate	1%	44%	53%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.32	$12.22	$14.29	$13.80

Income (loss) from investment operations:
Net investment income[2]	.31	.70	.72	.31
Net realized and unrealized gain (loss)	2.56	(4.00)	(2.23)	.39

Total from investment operations	2.87	(3.30)	(1.51)	.70

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.60)	(.56)	(.21)

Net asset value, end of period	$10.88	$8.32	$12.22	$14.29

Total Return, at Net Asset Value[3]	35.15%	(27.64)%	(10.84)%	5.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$851	$228	$164	$80

Average net assets (in thousands)	$362	$277	$138	$44

Ratios to average net assets:[4]
Net investment income	6.80%	6.83%	5.34%	4.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	2.09%	1.98%	3.22%	11.35%
Interest and fees from borrowings	0.39%	0.70%	1.06%	0.28%
Interest and fees on short-term floating rate notes issued[5]	—	0.26%	0.59%	0.14%

Total expenses	2.48%	2.94%	4.87%	11.77%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.76%	1.81%	2.14%	1.69%

Portfolio turnover rate	1%	44%	53%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.32	$12.22	$14.29	$13.80

Income (loss) from investment operations:
Net investment income[2]	.33	.70	.72	.29
Net realized and unrealized gain (loss)	2.54	(4.00)	(2.23)	.41

Total from investment operations	2.87	(3.30)	(1.51)	.70

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.60)	(.56)	(.21)

Net asset value, end of period	$10.88	$8.32	$12.22	$14.29

Total Return, at Net Asset Value[3]	35.16%	(27.63)%	(10.84)%	5.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,552	$3,764	$3,811	$1,284

Average net assets (in thousands)	$4,486	$4,322	$2,997	$411

Ratios to average net assets:[4]
Net investment income	7.13%	6.72%	5.38%	4.39%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.89%	2.04%	1.94%	4.20%
Interest and fees from borrowings	0.39%	0.70%	1.06%	0.28%
Interest and fees on short-term floating rate notes issued[5]	—	0.26%	0.59%	0.14%

Total expenses	2.28%	3.00%	3.59%	4.62%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.73%	1.81%	2.14%	1.69%

Portfolio turnover rate	1%	44%	53%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Arizona Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Arizona state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on
F15 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F16 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2009, the Fund did not utilizeany capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,661,921 and unused capital loss carryforwards as follows:

Expiring

2016	$154,655
2017	1,909,891

Total	$2,064,546

As of September 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,897,320 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$44,007,088

Gross unrealized appreciation	$1,429,366
Gross unrealized depreciation	(5,163,146)

Net unrealized depreciation	$(3,733,780)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and
F17 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$105
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2009	1,120
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances
F18 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	772,259	$7,169,256	726,631	$8,061,008
Dividends and/or distributions reinvested	42,207	388,773	63,005	633,123
Redeemed	(492,134)	(4,522,290)	(579,844)	(6,159,579)

Net increase	322,332	$3,035,739	209,792	$2,534,552

Class B
Sold	54,012	$503,032	31,035	$365,451
Dividends and/or distributions reinvested	966	9,006	1,236	11,981
Redeemed	(4,158)	(37,603)	(18,300)	(188,743)

Net increase	50,820	$474,435	13,971	$188,689

Class C
Sold	286,573	$2,753,269	280,931	$3,054,228
Dividends and/or distributions reinvested	7,106	65,404	8,818	86,345
Redeemed	(52,381)	(469,632)	(149,015)	(1,450,402)

Net increase	241,298	$2,349,041	140,734	$1,690,171

F19 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$4,456,030	$154,533
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2009, the Fund paid $6,206 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year
F20 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$26,783
Class C	74,811
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$20,987	$—	$—	$647

Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2009, the Manager reimbursed $46,967, $1,311 and $12,311 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2009 equal 0.39% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the six months ended September 30, 2009 are as follows:

Average Daily Loan Balance	$3,680,874
Average Daily Interest Rate	0.616%
Fees Paid	$40,914
Interest Paid	$13,598
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 17, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
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7. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that
19 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Arizona municipal debt funds. The Board noted that the Fund’s one-year and since inception performance were below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 30, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Arizona municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from
20 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

borrowing) will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual management fees were equal to its peer group median although the actual management fees and total expenses were higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
21 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Arizona Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009